Item 1. Schedule of Investments:
--------------------------------
Putnam California Investment Grade Municipal Trust

QUARTERLY PORTFOLIO HOLDINGS

1-31-05



Putnam California Investment Grade Municipal Trust
-----------------------------------------------------------------------------------------------------------
The fund's portfolio
January 31, 2005 (Unaudited)

KEY TO ABBREVIATIONS

 AMBAC -- AMBAC Indemnity Corporation
 COP -- Certificate of Participation
 FGIC -- Financial Guaranty Insurance Company
 FSA -- Financial Security Assurance
 G.O. Bonds -- General Obligation Bonds
 IFB -- Inverse Floating Rate Bonds
 MBIA -- MBIA Insurance Company

Municipal bonds and notes (100.0%) (a)
-----------------------------------------------------------------------------------------------------------
Principal amount                                                                  Rating (RAT)        Value
-----------------------------------------------------------------------------------------------------------
California (100.0%)
-----------------------------------------------------------------------------------------------------------
                 ABAG Fin. Auth. COP
       $500,000  (American Baptist Homes), Ser. A, 6.2s,
                 10/1/27                                                          BB+              $504,975
      1,000,000  (Odd Fellows Home), 6s, 8/15/24                                  A               1,070,000
      2,000,000  Alameda, Recreational Fac. Impts. COP,
                 MBIA, 5 3/4s, 12/1/21                                            Aaa             2,158,460
      1,530,000  Anaheim, Pub. Fin. Auth. Rev. Bonds
                 (Distr. Syst.), MBIA, 5 1/4s, 10/1/22                            Aaa             1,701,375
      4,200,000  Anaheim, Pub. Fin. Auth. Lease Rev.
                 Bonds (Pub. Impts.), Ser. C, FSA, 6s,
                 9/1/16                                                           Aaa             5,120,598
        300,000  Association of Bay Area Governments
                 (ABAG) Fin. Auth. for Nonprofit Corps.
                 Rev. Bonds (San Diego Hosp. Assn.), Ser.
                 C, 5 3/8s, 3/1/21                                                Baa1              314,811
        500,000  CA Rev. Bonds (Stanford Hosp. &
                 Clinics), Ser. A, 5s, 11/15/23                                   A                 518,675
        750,000  CA Edl. Fac. Auth. Rev. Bonds (Lutheran
                 U.), Ser. C, 4 1/2s, 10/1/19                                     Baa1              764,693
                 CA Hlth. Fac. Auth. Rev. Bonds
        750,000  (Sinai Med. Ctr.), Ser. A, 6 1/4s,
                 12/1/34                                                          A3                828,518
      1,600,000  (Sutter Hlth.), Ser. A, MBIA, 5 3/8s,
                 8/15/30                                                          Aaa             1,686,784
      1,665,000  CA Hsg. Fin. Agcy. Rev. Bonds
                 (Multi-Fam. Hsg. III), Ser. B, MBIA, 5
                 1/2s, 8/1/39                                                     Aaa             1,710,188
        500,000  CA Poll. Control Fin. Auth. Mandatory
                 Put Bonds, 2s, 3/1/06                                            A3                495,410
                 CA State G.O. Bonds
      2,000,000  5 3/4s, 12/1/29                                                  A               2,214,160
        250,000  5 1/8s, 4/1/23                                                   A                 267,030
      2,000,000  CA State Dept. of Wtr. Resources IFB
                 (Central Valley), 12.23s, 12/1/12
                 (acquired 11/27/92, cost $2,198,104)
                 (RES)                                                            Aa2             3,016,860
                 CA State Dept. of Wtr. Resources Rev.
                 Bonds
      2,000,000  Ser. A, AMBAC, 5 1/2s, 5/1/16                                    Aaa             2,258,480
      2,000,000  Ser. O, MBIA, 4 3/4s, 12/1/29                                    Aaa             2,011,000
      2,000,000  (Center Valley), 1.225s, 12/1/12                                 Aa2             2,000,000
      2,290,000  CA State U. Syst. Rev. Bonds, Ser. A,
                 AMBAC, 5s, 11/1/33                                               Aaa             2,385,310
        700,000  CA Statewide Cmnty. Dev. Auth. Apt. Dev.
                 Rev. Bonds (Irvine Apt. Cmntys.), Ser.
                 A-3, 5.1s, 5/15/25                                               Baa2              736,925
        950,000  CA Statewide Cmnty. Dev. Auth. COP (The
                 Internext Group), 5 3/8s, 4/1/30                                 BBB-              958,598
        850,000  CA Statewide Cmnty. Dev. Auth.
                 Multi-Fam. Rev. Bonds (Hsg. Equity
                 Res.), Ser. B, 5.2s, 12/1/29                                     Baa1              892,194
        880,000  CA Tobacco Securitization Agcy. Rev.
                 Bonds (Gold Cnty. Funding Corp.), 5
                 3/4s, 6/1/27                                                     Baa3              863,650
      1,000,000  Capistrano, Unified School Dist. Cmnty.
                 Fac. Special Tax Bonds (Ladera), Ser.
                 98-2, 5 3/4s, 9/1/29                                             BBB/P           1,039,290
                 Central CA Joint Pwr. Hlth. Fin. Auth.
                 COP (Cmnty. Hosp. of Central CA)
        200,000  6s, 2/1/30                                                       Baa2              206,636
        500,000  6s, 2/1/20                                                       Baa2              532,140
      1,945,000  Chabot-Las Positas, Cmnty. College Dist.
                 G.O. Bonds (Election of 2004), Ser. A,
                 MBIA, 5s, 8/1/25                                                 Aaa             2,073,642
      1,500,000  Commerce, Redev. Agcy. Rev. Bonds, zero %,
                 8/1/21                                                           BBB               604,155
        500,000  Delano, COP (Delano Regl. Med. Ctr.),
                 5.6s, 1/1/26                                                     BBB-              505,230
      2,000,000  Desert, Cmnty. College Dist. G.O. Bonds,
                 Ser. A, MBIA, 5s, 8/1/26                                         Aaa             2,124,220
      1,000,000  Duarte, COP, Ser. A, 5 1/4s, 4/1/31                              Baa2            1,002,010
      1,200,000  Foothill/Eastern Corridor Agcy. Rev.
                 Bonds (CA Toll Roads), 5 3/4s, 1/15/40                           Baa3            1,230,804
                 Golden State Tobacco Securitization
                 Corp. Rev. Bonds
        300,000  Ser. A-3, 7 7/8s, 6/1/42                                         Baa3              332,265
      1,000,000  Ser. 2003 A-1, 6 1/4s, 6/1/33                                    BBB             1,006,330
      1,500,000  Ser. B, 5 5/8s, 6/1/38                                           A-              1,617,105
      1,920,000  Jurupa, Unified School Dist. G.O. Bonds
                 (Election of 2001), FGIC, 5s, 8/1/25                             Aaa             2,042,899
      1,130,000  Los Angeles, Sanitation Equip. Rev.
                 Bonds, Ser. A, AMBAC, 5s, 2/1/24                                 Aaa             1,205,857
      1,000,000  Los Angeles, Unified School Dist. G.O.
                 Bonds, Ser. B, FGIC, 5s, 7/1/17                                  Aaa             1,070,370
      2,000,000  Los Angeles, Wtr. & Pwr. Rev. Bonds
                 (Pwr. Syst.), Ser. B, FSA, 5 1/8s,
                 7/1/20                                                           Aaa             2,199,780
                 Metro. Wtr. Dist. Rev. Bonds
        390,000  Ser. B, MBIA, 4 3/4s, 7/1/21                                     Aaa               404,013
         15,000  (Southern CA Waterworks), Ser. B, MBIA,
                 4 3/4s, 7/1/21 (Prerefunded)                                     Aaa                15,539
        595,000  (Unrefunded Balance 2004), Ser. B, MBIA,
                 4 3/4s, 7/1/21                                                   Aaa               603,824
        500,000  Placentia, Redev. Auth. Tax Alloc. Rev.
                 Bonds, Ser. B, 5 3/4s, 8/1/32                                    BBB+              536,420
        500,000  Rancho Mirage, JT Powers Fin. Auth. Rev.
                 Bonds (Eisenhower Med. Ctr.), 5 7/8s,
                 7/1/26                                                           A3                535,600
      2,000,000  Sacramento, City Unified School Dist.
                 G.O. Bonds (Election 1999), Ser. D, FSA,
                 5s, 7/1/28                                                       Aaa             2,110,860
      3,000,000  San Diego, Unified School Dist. G.O.
                 Bonds (Election of 1998), Ser. D, FGIC,
                 5 1/4s, 7/1/21                                                   Aaa             3,371,580
      2,000,000  San Jose Fin. Auth. Rev. Bonds (Civic
                 Ctr.), Ser. B, AMBAC, 5s, 6/1/27                                 Aaa             2,099,900
      1,270,000  San Jose, Redev. Agcy. Tax Alloc.
                 (Merged Area Redev.), FGIC, 5s, 8/1/27                           Aaa             1,337,323
      1,000,000  San Juan, Basin Auth. Rev. Bonds (Ground
                 Wtr. Recvy.), AMBAC, 5s, 12/1/34                                 Aaa             1,042,000
      1,000,000  San Juan, Basin Auth. Lease Rev. Bonds
                 (Ground Wtr. Recvy.), AMBAC, 5s, 12/1/22                         Aaa             1,071,450
      1,425,000  San Ramon Valley, Unified School Dist.
                 G.O. Bonds (Election of 2002), FSA, 5s,
                 8/1/24                                                           Aaa             1,525,021
      1,000,000  Santa Barbara, Elementary School Dist.
                 G.O. Bonds (Election of 1998), Ser. B,
                 FSA, 5s, 8/1/29                                                  Aaa             1,058,090
      1,500,000  Santa Maria, Joint Unified High School
                 Dist. G.O. Bonds, Ser. A, FSA, 5 1/4s,
                 8/1/25                                                           Aaa             1,669,605
        500,000  Sierra View, Hlth. Care Dist. Rev.
                 Bonds, 5.4s, 7/1/22                                              BBB+              509,985
      1,125,000  State Center, Cmnty. College Dist. G.O.
                 Bonds (Election of 2002), Ser. A, MBIA,
                 5 1/4s, 8/1/25                                                   Aaa             1,233,315
        500,000  Tobacco Securitization Auth. of Southern
                 CA Rev. Bonds, Ser. B, 6s, 6/1/43                                Ba1               451,885
        500,000  Torrance, Memorial Med. Ctr. Rev. Bonds,
                 Ser. A, 6s, 6/1/22                                               A1                564,360
      1,000,000  Tustin, Unified School Dist. Special Tax
                 (Cmnty. Fac. Dist. No. 97-1), FSA, 5s,
                 9/1/32                                                           Aaa             1,041,540
      1,000,000  U. of CA Rev. Bonds, Ser. A, AMBAC, 5
                 1/8s, 5/15/18                                                    Aaa             1,103,810
        800,000  Vallejo, COP (Marine World Foundation),
                 7s, 2/1/17                                                       BBB-/P            841,080
      3,345,000  Victor, Elementary School Dist. COP
                 (School Construction Refinancing), MBIA,
                 6.45s, 5/1/18                                                    Aaa             4,175,530
      2,170,000  West Contra Costa Unified School Dist.
                 G.O. Bonds (Election of 2002), Ser. C,
                 FGIC, 5s, 8/1/29                                                 AAA             2,296,055
      1,000,000  WM S. Hart, Unified High School Dist.
                 G.O. Bonds, Ser. A, MBIA, 5s, 9/1/23                             Aaa             1,072,728
-----------------------------------------------------------------------------------------------------------
                 Total Investments (cost $77,409,116) (b)                                       $83,942,940
-----------------------------------------------------------------------------------------------------------


      NOTES

  (a) Percentages indicated are based on portfolio market value.

(RAT) The Moody's or Standard & Poor's ratings indicated are believed to be the most recent ratings available at January 31, 2005 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at January 31, 2005. Securities rated by Putnam are indicated by "/P". Security ratings are defined in the Statement of Additional Information.

  (b) The aggregate identified cost on a tax basis is $77,409,116, resulting in gross unrealized appreciation and depreciation of $6,579,086 and $45,262, respectively, or net unrealized appreciation of $6,533,824.

(RES) Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at January 31, 2005 was $3,016,860 or 3.6% of portfolio market value.

      The rates shown on Mandatory Put Bonds are the current interest rates at January 31, 2005.

      The dates shown on Mandatory Put Bonds are the next mandatory put dates.

      The rates shown on IFB which are securities paying interest rates that vary inversely to changes in the market interest rates, are the current interest rates at January 31, 2005.

      The fund had the following industry group concentrations greater than 10% at January 31, 2005 (as a percentage of portfolio market value):

      Utilities       14.7%
      Healthcare      10.0

      The fund had the following insurance concentrations greater than 10% at January 31, 2005 (as a percentage of portfolio market value):

      MBIA            25.0%
      FSA             17.5
      AMBAC           13.3
      FGIC            12.1

      Security valuation Tax-exempt bonds and notes are valued at fair value on the basis of valuations provided by an independent pricing service, approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Other investments are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

      For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com



Item 2. Controls and Procedures:
--------------------------------

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting:
Not applicable

Item 3. Exhibits:
------------------

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are filed herewith.


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NAME OF REGISTRANT

By (Signature and Title):            /s/ Michael T. Healy
                                     --------------------------
                                     Michael T. Healy
                                     Principal Accounting Officer
Date: March 28, 2005



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):            /s/ Charles E. Porter
                                     ---------------------------
                                     Charles E. Porter
                                     Principal Executive Officer
Date: March 28, 2005



By (Signature and Title):            /s/ Steven D. Krichmar
                                     ---------------------------
                                     Steven D. Krichmar
                                     Principal Financial Officer
Date: March 28, 2005